Related party transactions - Summary of Provision of services (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision of services with related party [Line Items]
Provision of services	¥ 1,241	¥ 1,521	¥ 1,659
Edigene (Beijing) Inc.
Disclosure of provision of services with related party [Line Items]
Provision of services	1,185	623	1,071
Others
Disclosure of provision of services with related party [Line Items]
Provision of services	¥ 56	¥ 898	¥ 588